Financial expenses (income) (Tables)	12 Months Ended
Dec. 31, 2017
Financial expense (income), net
Schedule of financial expense (income) net

	For the year ended December 31,
	2015	2016	2017
	(in thousands)
Interest expense related to loans and borrowings	468	550	128
Interest income on bank balances and bank deposits	(102)	(91)	(556)
Interest expense (income) related to tax authorities, net	(16)	64	7
Total interest expense (income), net	350	523	(421)

Foreign exchange differences, net	—	1,490	—
Bank charges	392	341	358
Other	—	—	945
Other financial expenses	392	1,831	1,303

Foreign exchange differences, net	4,245	—	2,236
Other	1,339	234	—
Other financial income	5,584	234	2,236

Total other financial expense (income), net	(5,192)	1,597	(933)

Total financial expense (income), net	(4,842)	2,120	(1,354)